Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of operating leases in consolidated balance sheet

	December 31,	December 31,
	2021	2021
	RMB	US$
ASSETS
Operating lease right-of-use assets, net	5,104	801
LIABILITIES
Short-term operating lease liabilities	2,589	406
Long-term operating lease liabilities	1,475	231

Schedule of maturities of operating lease liabilities

	December 31,	December 31,
	2021	2021
	RMB	US$
2022	2,589	406
2023	1,193	187
2024	459	72
2025	—	—
2026	—	—
Total lease payments	4,241	665
Less: imputed interest	(177)	(28)
Total	4,064	637